GOODWILL - Changes in the carrying amount (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Goodwill [Line Items]
Balance at beginning of year	$ 1,598	$ 1,460
Goodwill upon acquisition	19,697
Translation adjustment	(756)	138
Balance at the end of year	$ 20,539	$ 1,598